Allowance for Probable Loan Losses (Impairment By Loan Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	$ 48,405	$ 60,448
Loans Individually Evaluated for Impairment, Allowance	961	2,206
Loans Collectively Evaluated for Impairment, Recorded Investment	5,916,283	5,890,466
Loans Collectively Evaluated for Impairment, Allowance	63,700	64,782
Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	22,412	30,946
Loans Individually Evaluated for Impairment, Allowance		1,704
Loans Collectively Evaluated for Impairment, Recorded Investment	887,255	935,905
Loans Collectively Evaluated for Impairment, Allowance	25,649	19,727
Commercial Real Estate: Other Construction and Land Development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	4,776	6,221
Loans Individually Evaluated for Impairment, Allowance	371	100
Loans Collectively Evaluated for Impairment, Recorded Investment	1,712,099	1,643,606
Loans Collectively Evaluated for Impairment, Allowance	13,518	13,820
Commercial Real Estate: Farmland & Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	10,810	13,806
Loans Individually Evaluated for Impairment, Allowance	546	202
Loans Collectively Evaluated for Impairment, Recorded Investment	1,932,260	1,981,643
Loans Collectively Evaluated for Impairment, Allowance	16,185	19,567
Commercial Real Estate: Multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	552	777
Loans Individually Evaluated for Impairment, Allowance		200
Loans Collectively Evaluated for Impairment, Recorded Investment	139,914	138,671
Loans Collectively Evaluated for Impairment, Allowance	806	1,048
Residential First Lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	6,836	5,699
Loans Individually Evaluated for Impairment, Allowance	44
Loans Collectively Evaluated for Impairment, Recorded Investment	415,068	404,545
Loans Collectively Evaluated for Impairment, Allowance	2,411	3,509
Residential Junior Lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	978	950
Loans Collectively Evaluated for Impairment, Recorded Investment	609,340	551,388
Loans Collectively Evaluated for Impairment, Allowance	3,716	5,321
Consumer
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	1,295	1,297
Loans Collectively Evaluated for Impairment, Recorded Investment	53,873	56,447
Loans Collectively Evaluated for Impairment, Allowance	531	638
Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	746	752
Loans Collectively Evaluated for Impairment, Recorded Investment	166,474	178,261
Loans Collectively Evaluated for Impairment, Allowance	$ 884	$ 1,152